Condensed Statements of Cash Flows (unaudited) - USD ($)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Cash flows from operating activities:
Net income (loss)	$ (3,562)	$ (4,312)	$ 27,564
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Common stock issued for services	2,000	2,000
Expenses paid for by stockholder and contributed as capital	312	312	1,750
Provision for income taxes			7,300
Changes in Operating Assets and Liabilities:
Accounts receivable			(13,300)
Inventory			(13,600)
Prepaid expenses			(91,181)
Accounts payable and accrued liabilities	1,250		14,896
Customer deposits			109,320
Accrued liability		2,000
Net cash provided by operating activities			42,749
Cash flows from Investing activities:
Cash flows from Financing activities:
Proceeds from loans			6,000
Loan from a related party			2,635
Proceeds from sale of common stock			880
Net cash provided by financing activities			9,515
Net increase in cash			52,264
Cash, beginning of period			380
Cash, end of period		380	52,644
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for taxes